Fees Summary	Apr. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 354,755,600.00
Previously Paid Amount	0.00
Total Fee Amount	48,991.76
Total Offset Amount	0.00
Net Fee	$ 48,991.76